Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments Text Block Abstract
Foreign exchange rate	10.00%
Financial instrument	$ 352,315	$ 247,028
Marketable securities increase or decrease in the share prices	10.00%
Impacted loss	$ 394,719